Supplemental Condensed Combining Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended				6 Months Ended	9 Months Ended			6 Months Ended	9 Months Ended			6 Months Ended	9 Months Ended			6 Months Ended	9 Months Ended		6 Months Ended	9 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Issuers [Member] FMC US Finance [Member]	Sep. 30, 2014 Issuers [Member] FMC US Finance [Member]	Dec. 31, 2013 Issuers [Member] FMC US Finance [Member]	Dec. 31, 2012 Issuers [Member] FMC US Finance [Member]	Jun. 30, 2013 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Sep. 30, 2014 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Dec. 31, 2013 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Dec. 31, 2012 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Jun. 30, 2013 Guarantors [Member] D GmbH [Member]	Sep. 30, 2014 Guarantors [Member] D GmbH [Member]	Dec. 31, 2013 Guarantors [Member] D GmbH [Member]	Dec. 31, 2012 Guarantors [Member] D GmbH [Member]	Jun. 30, 2013 Guarantors [Member] FMCH [Member]	Sep. 30, 2014 Guarantors [Member] FMCH [Member]	Dec. 31, 2013 Guarantors [Member] FMCH [Member]	Jun. 30, 2013 Non Guarantor Subsidiaries [Member]	Sep. 30, 2014 Non Guarantor Subsidiaries [Member]	Dec. 31, 2013 Non Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non Guarantor Subsidiaries [Member]	Jun. 30, 2013 Combining Adjustment [Member]	Sep. 30, 2014 Combining Adjustment [Member]	Dec. 31, 2013 Combining Adjustment [Member]	Dec. 31, 2012 Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue	$ 4,112,762	$ 3,666,132	$ 11,511,156	$ 10,742,568											$ 1,525,867	$ 1,642,785						$ 11,646,195	$ 12,534,090			$ (2,429,494)	$ (2,665,719)
Cost of revenues	2,824,674	2,497,003	7,929,518	7,305,548											1,009,678	1,050,811						8,699,457	9,513,473			(2,403,587)	(2,634,766)
Gross profit	1,288,088	1,169,129	3,581,638	3,437,020											516,189	591,974						2,946,738	3,020,617			(25,907)	(30,953)
Selling, general and administrative											69,946	138,756			156,445	125,419			(5,723)	73,380		1,505,597	1,517,138			21,439	44,890
Research and development	30,234	33,211	90,963	94,504											54,985	55,608						39,687	35,355			(168)	0
Operating income	589,924	557,260	1,591,092	1,594,812							(69,946)	(138,756)			304,759	410,947			5,723	(73,380)		1,401,454	1,468,124			(47,178)	(75,843)
Other (income) expense:
Interest, net							(5,144)				149,956	182,173			5,767	(3,824)			131,973	137,678		27,900	(17,063)
Gain on the sale of dialysis clinics	(976)	597	(746)	9,397
Other, net											(1,001,160)	(1,054,763)			238,088	309,955			(591,605)	(570,440)						1,354,677	1,315,248
Income before income taxes	490,821	454,088	1,297,322	1,284,360			5,144	5,194			781,258	733,834			60,904	104,816			465,355	359,382		1,373,554	1,485,187			(1,401,855)	(1,391,091)
Income tax expense	161,719	148,259	440,294	420,873			1,867	1,877			20,261	23,887			67,212	104,570			(49,806)	(83,262)		497,871	594,724			(116,532)	(201,502)
Net Income	329,102	305,829	857,028	863,487			3,277	3,317			760,997	709,947			(6,308)	246			515,161	442,644		878,002	890,463			(1,287,642)	(1,189,589)
Other comprehensive income loss derivatives qualifying as hedges before tax	4,574	(531)	18,604	19,359							17,880	35,416										1,479	(16,812)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	4,250	6,324	12,959	19,112							97	148			1,906	2,809			16,926	9,718		183	284
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(197,392)	30,456	(206,678)	(96,914)							(83,209)	332,786			17,734	(65,579)						(37,241)	(480,019)			5,802	6,134
Other comprehensive income loss tax	(2,582)	(2,519)	(9,743)	(12,436)							(5,172)	(10,041)			(556)	(820)			(6,677)	(3,834)		(31)	4,952
Less: Net income attributable to noncontrolling interests	58,259	32,855	147,081	102,490																						102,490	147,081
Income attributable to the Company	270,843	272,974	709,947	760,997			3,277	3,317			760,997	709,947			(6,308)	246			515,161	442,644		875,683	890,463			(1,387,813)	(1,336,670)
Current assets:
Cash and cash equivalents	587,504		587,504		682,777	688,040	36	1		1	65	1	13	78	3,939	4,726	4,490	501				598,115	582,776	672,206	686,457	0	0	6,068	1,003
Trade accounts receivable less allowance for doubtful accounts of $410,714 in 2014 and $413,165 in 2013	3,153,236		3,153,236		3,037,274											149,763	152,480						3,001,707	2,882,736			1,766	2,058
Accounts receivable from related parties	179,826		179,826		153,118			1,249,084	1,269,092			1,292,148	960,137			1,126,281	815,748			1,635,397	1,643,394		4,277,989	4,073,975			(9,401,073)	(8,609,228)
Inventories	1,185,204		1,185,204		1,097,104											262,691	287,625						1,078,291	946,790			(155,778)	(137,311)
Prepaid expenses and other current assets	1,107,857		1,107,857		1,037,391							67,268	71,939			41,695	41,240			17	167		962,362	879,085			36,515	44,960
Deferred tax asset, current	245,110		245,110		279,052																		289,376	322,337			(44,266)	(43,285)
Total current assets	6,458,737		6,458,737		6,286,716			1,249,085	1,269,092			1,359,417	1,032,089			1,585,156	1,301,583			1,635,414	1,643,561		10,192,501	9,777,129			(9,562,836)	(8,736,738)
Property, plant and equipment, net	3,253,238		3,253,238		3,091,954							557	734			245,736	238,469						3,126,556	2,980,268			(119,611)	(127,517)
Intangible assets	770,274		770,274		757,876							165	501			60,608	73,166						709,585	684,290			(84)	(81)
Goodwill	12,361,197		12,361,197		11,658,187											57,326	62,829						12,303,871	11,595,358
Deferred tax asset, non-current	106,163		106,163		104,167							83,953	80,931			14,391	14,209						121,721	118,306			(113,902)	(109,279)
Other assets												13,897,666	13,955,933			52,236	47,661			13,274,512	12,583,487		5,536,577	5,234,132			(31,458,024)	(30,600,207)
Total assets	24,252,576		24,252,576		23,119,906			1,249,085	1,269,092			15,341,758	15,070,188			2,015,453	1,737,917			14,909,926	14,227,048		31,990,811	30,389,483			(41,254,457)	(39,573,822)
Current liabilities:
Accounts payable	538,328		538,328		542,597							603	2,193			29,047	28,689						508,678	511,715
Accounts payable to related parties	146,691		146,691		123,929							2,083,992	1,896,712			836,041	522,719			1,623,891	1,600,480		5,200,825	4,931,344			(9,598,058)	(8,827,326)
Accrued expenses and other current liabilities	2,137,067		2,137,067		2,012,533			11,833	29,770			64,092	45,897			168,209	129,727			9,656	9,403		1,905,434	1,786,709			(22,157)	11,027
Short-term borrowings and other financial liabilities	139,997		139,997		96,648							0	60										139,997	96,588
Short Term Borrowings Due To Related Parties Current Acquisitions	291,422		291,422		62,342																		291,422	62,342
Current portion of long-term debt and capital lease obligations	924,166		924,166		511,370							63,554	271,090							800,000	200,000		60,612	40,280
Income tax payable, current	85,358		85,358		170,360							12,331	114,197										66,843	56,163			6,184
Deferred tax liability, current	33,446		33,446		34,194							994	2,331			9,052	9,002						66,753	64,539			(43,353)	(41,678)
Total current liabilities	4,296,475		4,296,475		3,553,973			11,833	29,770			2,225,566	2,332,480			1,042,349	690,137			2,433,547	1,809,883		8,240,564	7,549,680			(9,657,384)	(8,857,977)
Total long-term debt less current maturities	7,712,788		7,712,788		7,746,920			1,163,767	1,167,466			516,353	96,699							2,177,968	2,438,189		7,370,280	7,478,944			(3,515,580)	(3,434,378)
Long term borrowings from related parties												3,029,597	3,359,606							1,945,322	2,092,818		42,062	6,940			(5,016,981)	(5,459,364)
Other liabilities	392,599		392,599		329,561							41,881	5,616			6,657	6,028			48,022	0		273,608	298,313			22,431	19,604
Pension liabilities	402,881		402,881		435,858							12,732	10,377			245,052	254,233						145,097	171,248			0
Income tax payable, non-current	175,512		175,512		176,933			599	2,287			28,144	30,846										25,388	20,262			121,381	123,538
Deferred tax liability, non-current	748,468		748,468		743,390																		775,068	768,156			(26,600)	(24,766)
Total liabilities	13,728,723		13,728,723		12,986,635			1,176,199	1,199,523			5,854,273	5,835,624			1,294,058	950,398			6,604,859	6,340,890		16,872,067	16,293,543			(18,072,733)	(17,633,343)
Noncontrolling interests subject to put provisions	773,733		773,733		648,251																		773,733	648,251
redeemable preferred stock																				235,141	235,141		(235,141)	(235,141)
Company shareholders' equity	9,487,485		9,487,485		9,234,564			72,886	69,569			9,487,485	9,234,564			721,395	787,519			8,069,926	7,651,017		14,317,517	13,432,374			(23,181,724)	(21,940,479)
Minority interest	262,635		262,635		250,456																		262,635	250,456
Total equity	9,750,120		9,750,120		9,485,020			72,886	69,569			9,487,485	9,234,564			721,395	787,519			8,069,926	7,651,017		14,580,152	13,682,830			(23,181,724)	(21,940,479)
Total liabilities and equity	24,252,576		24,252,576		23,119,906			1,249,085	1,269,092			15,341,758	15,070,188			2,015,453	1,737,917			14,909,926	14,227,048		31,990,811	30,389,483			(41,254,457)	(39,573,822)
Consolidated Statements of Comprehensive Income
Net Income	329,102	305,829	857,028	863,487			3,277	3,317			760,997	709,947			(6,308)	246			515,161	442,644		878,002	890,463			(1,287,642)	(1,189,589)
Other comprehensive income loss derivatives qualifying as hedges before tax	4,574	(531)	18,604	19,359							17,880	35,416										1,479	(16,812)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	4,250	6,324	12,959	19,112							97	148			1,906	2,809			16,926	9,718		183	284
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	(197,392)	30,456	(206,678)	(96,914)							(83,209)	332,786			17,734	(65,579)						(37,241)	(480,019)			5,802	6,134
Other comprehensive income loss tax	(2,582)	(2,519)	(9,743)	(12,436)							(5,172)	(10,041)			(556)	(820)			(6,677)	(3,834)		(31)	4,952
Other comprehensive income (loss), net of tax	(191,150)	33,730	(184,858)	(70,879)							(70,404)	358,309			19,084	(63,590)			10,249	5,884		(35,610)	(491,595)			5,802	6,134
Total comprehensive income	137,952	339,559	672,170	792,608			3,277	3,317			690,593	1,068,256			12,776	(63,344)			525,410	448,528		840,073	398,868			(1,279,521)	(1,183,455)
Comprehensive income attributable to noncontrolling interests	(54,431)	(33,619)	(143,502)	(100,936)																						(100,936)	(143,502)
Comprehensive income attributable to the Company	$ 83,521	$ 305,940	$ 528,668	$ 691,672			$ 3,277	$ 3,317			$ 690,593	$ 1,068,256			$ 12,776	$ (63,344)			$ 525,410	$ 448,528		$ 840,073	$ 398,868			$ (1,380,457)	$ (1,326,957)